Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Taxation
Schedule of reconciliation of the effective tax rate

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Profit/(loss) before income tax	12,417	54,828
Tax calculated at the applicable tax rate	(1,552)	(6,689)
Effect of different tax rates in other countries	(755)	(25)
Tax effect of expenses not deductible for tax purposes and non-taxable income	293	(630)
Tax effect of deductions under special tax regimes	1,752	5,620
Tax effect of tax losses brought forward	36	812
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(321)	(760)
Overseas tax in excess of credit claim used during the period	(491)	(418)
Income tax related to prior periods	(36)	—
Income tax expense	(1,074)	(2,090)

	2022	2021	2020
Profit/(loss) before income tax	11,170	(116,317)	111
Tax calculated at the applicable tax rate	(1,396)	14,545	(15)
Effect of different tax rates in other countries	146	82	(9)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(15,004)	(14,665)	401
Tax effect of deductions under special tax regimes	11,620	169	(624)
Tax effect of tax losses brought forward	2,011	395	230
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(372)	(637)	—
Other	(765)	(1,016)	(845)
Income tax expense	(3,760)	(1,127)	(862)